FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

NOTE 35 — FINANCIAL RISK MANAGEMENT

a)           Financial Risk Management Policies

The Group is exposed to a variety of financial market risks including interest rate, commodity prices, foreign exchange and liquidity risk. The Group’s risk management strategy focuses on the volatility of commodity markets and protecting cash flow in the event of declines in commodity pricing. The Group has historically used derivative financial instruments to hedge exposure to fluctuations in commodity prices, and at times, interest rates and foreign currency transactions.  The Group’s financial instruments consist mainly of deposits with banks, accounts receivable, derivative financial instruments, credit facility, and payables. The main purpose of non-derivative financial instruments is to providing funding for the Group operations.

i)       Treasury Risk Management

Financial risk management is carried out by Management. The Board sets financial risk management policies and procedures by which Management are to adhere. Management identifies and evaluates all financial risks and enters into financial risk instruments to mitigate these risk exposures in accordance with the policies and procedures outlined by the Board.

ii)      Financial Risk Exposure and Management

The Group’s interest rate risk arises from its borrowings. Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations with floating interest rates.

iii)     Commodity Price Risk Exposure and Management

The Board actively reviews oil and natural gas hedging on a monthly basis. Reports providing detailed analysis of the Group’s hedging activity are continually monitored against Group policy. The Group sells its oil on market using NYMEX West Texas Intermediary (“WTI”) and Louisiana Light Sweet (“LLS”) market spot rates reduced for basis differentials in the basins from which the Company produces. Gas is sold using Henry Hub (“HH”) and Houston Ship Channel (“HSC”) market spot prices. Forward contracts are used by the Group to manage its forward commodity price risk exposure. The Group’s policy is to hedge at least 50% of its proved developed reserves through 2019 and for a rolling 36 month period thereafter, as required by its Credit Agreement. The Group has not elected to utilise hedge accounting treatment and changes in fair value are recognised in the statement of profit or loss and other comprehensive income.

A summary of the Company’s outstanding derivative positions as at 31 December 2017 is below:

Oil Derivatives (WTI/LLS)		Weighted Average (1)
Year	Units (Bbls)	Floor	Ceiling
2018	891,000	$50.40	$56.86
2019	828,000	$50.56	$53.49
2020	108,000	$47.05	$52.50
Total	1,827,000	$50.28	$55.07

Gas Derivatives (HH/HSC)		Weighted Average (1)
Year	Units (Mcf)	Floor	Ceiling
2018	2,106,000	$2.92	$3.24
2019	1,212,000	$2.78	$3.47
2020	216,000	$2.54	$2.93
Total	3,534,000	$2.85	$3.30

(1)The Company’s outstanding derivative positions include swaps totaling 1,089,000 Bbls and 1,350,000 Mcf, which are included in both the weighted average floor and ceiling value.

b)           Net Fair Value of Financial Assets and Liabilities

The net fair value of cash and cash equivalent and non-interest bearing monetary financial assets and financial liabilities of the consolidated entity approximate their carrying value.

The net fair value of other monetary financial assets and financial liabilities is based on discounting future cash flows by the current interest rates for assets and liabilities with similar risk profiles. Other than the Term Loan, the balances are not materially different from those disclosed in the consolidated statement of financial position of the Group.

c)           Credit Risk

Credit risk for the Group arises from investments in cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as credit exposures to customers and joint-interest partners including outstanding receivables and committed transactions, and represents the potential financial loss if counterparties fail to perform as contracted. The Group trades only with recognised, creditworthy third parties.

The maximum exposure to credit risk, excluding the value of any collateral or other security, is the carrying amount, net of any impairment of those assets, as disclosed in the balance sheet and notes to the financial statements. Receivable balances are monitored on an ongoing basis at the individual customer level.

At 31 December 2017, the Group had three customers that owed the Group approximately $1.0 million, $0.8 million and $0.6 million which accounted for approximately 39%,  29% and 22% of total accrued revenue receivables, respectively.  In the event that the customer to the Company’s largest outstanding receivable defaults, the Company could draw upon a letter of credit in place for the Company’s benefit. For joint interest billing receivables, if payment is not made, the Group can withhold future payments of revenue, as such, there is minimal to no credit risk associated with these receivables.

d)           Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities as they become due, without incurring unacceptable losses or risking damage to the Group’s reputation. The Group manages liquidity risk by maintaining adequate reserves and banking facilities by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities. Financial liabilities are at contractual value, except for provisions, which are estimated at each period end.

The Company has the following commitments related to its financial liabilities (US$’000):

		Less than		More than
Year ended 31 December 2017	Total	1 year	1 — 5 years	5 years
Trade and other payables	9,051	9,051	—	—
Accrued expenses	39,051	39,051	—	—
Production prepayment	18,194	18,194	—	—
Provisions	3,316	1,158	2,158	—
Credit facilities payments, including interest (1)	225,933	13,674	212,259	—
Total	295,545	81,128	214,417	—

		Less than		More than
Year ended 31 December 2016	Total	1 year	1 — 5 years	5 years
Trade and other payables	3,579	3,579	—	—
Accrued expenses	19,995	19,995	—	—
Provisions	6,025	2,726	3,299	—
Credit facilities payments, including interest (1)	235,441	12,606	222,835	—
Total	265,040	38,906	226,134	—
(1)	Assumes credit facilities are held to maturity.

e)           Market Risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: commodity price risk, interest rate risk and foreign currency risk. Financial instruments affected by market risk include loans and borrowings, deposits, trade receivables, trade payables, accrued liabilities and derivative financial instruments.

Commodity Price Risk

The Group is exposed to the risk of fluctuations in prevailing market commodity prices on the mix of oil, gas and NGL products it produces.

Commodity Price Risk Sensitivity Analysis

The table below summarises the impact on profit before tax for changes in commodity prices on the fair value of derivative financial instruments. The impact on equity is the same as the impact on profit before tax as these derivative financial instruments have not been designated as hedges and are and therefore adjusted to fair value through profit and loss. The analysis assumes that the crude oil and natural gas price moves $10 per barrel and $0.50 per mcf, with all other variables remaining constant, respectively.

	2017	2016
Year ended 31 December	US$’000	US$’000
Effect on profit before tax
Increase / (Decrease)
Oil
- improvement in US$ oil price of $10 per barrel	(14,287)	(12,813)
- decline in US$ oil price of $10 per barrel	15,961	16,233
Gas
- improvement in US$ gas price of $0.50 per mcf	(1,254)	(1,423)
- decline in US$ gas price of $0.50 per mcf	1,504	1,306

Interest Rate Risk

Interest rate risk is the risk that the fair value of the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations with floating interest rates.

Interest Rate Sensitivity Analysis

Based on the net debt position as at 31 December 2017 and 2016 with all other variables remaining constant, the following table represents the effect on income as a result of changes in the interest rate. The impact on equity is the same as the impact on profit (loss) before income tax.

	2017	2016
Year ended 31 December	US$’000	US$’000
Effect on profit (loss) before tax Increase / (Decrease)
- increase in interest rates + 2%	(3,663)	(3,357)
- decrease in interest rates - 2%	1,177	396

This assumes that the change in interest rates is effective from the beginning of the financial year and the net debt position and fixed/floating mix is constant over the year. However, interest rates and the debt profile of the Group are unlikely to remain constant and therefore the above sensitivity amounts are subject to change.